Supplemental Financial Information Supplemental Financial Information - Other (Expense) Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other (Expense) Income [Abstract]
Interest and Other Income	$ 5	$ 3	$ 4
Foreign currency fluctuations and foreign exchange contracts	(26)	(26)	(40)
Employee Benefit Plans Amounts Included in Other Income Expense	45	(15)	(75)
Bank Related Fees Included in Other Income Expense	(8)	(8)	(8)
Divestiture and liquidation losses	0	0	(6)
Total other (expense), net	$ 16	$ (46)	$ (125)